Income Taxes - Schedule of Canadian Federal and Provincial Income Statutory Corporate Tax Rate (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Schedule of Canadian Federal and Provincial Income Statutory Corporate Tax Rate [Line Items]
Net loss before taxes	$ (2,120,930)	$ (1,722,866)	$ (6,373,822)	$ (5,737,879)	$ (7,668,450)	$ (7,934,522)
Income tax expense (recovery) at the statutory rate					(1,966,981)	(2,073,116)
Increase (reduction) in income taxes resulting from:
Change in valuation allowance					1,625,998	2,532,867
State taxes					(21,942)	9,638
Permanent differences					39,252	76,605
True up to the return					(303,595)
State Rate Change					2,949
Foreign exchange differences					618,907	417,194
Share issuance cost capitalized in equity					(123,415)	(553,877)
Other					135,927	(396,211)
Income tax expense (recovery)					7,100	13,100
Foreign Tax Jurisdiction [Member]
Schedule of Canadian Federal and Provincial Income Statutory Corporate Tax Rate [Line Items]
Net loss before taxes					(7,668,450)	(7,947,622)
US net loss before taxes [Member}
Schedule of Canadian Federal and Provincial Income Statutory Corporate Tax Rate [Line Items]
Net loss before taxes					(1,756,965)	(1,212,372)
Canada net loss before tax [Member]
Schedule of Canadian Federal and Provincial Income Statutory Corporate Tax Rate [Line Items]
Net loss before taxes					$ (5,911,485)	$ (6,735,250)